Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Other Related Party Transactions [Line Items]
Revenues		$ 180,665	$ 230,604	$ 200,583
Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		15,643	27,781	22,484
Zhuhai Qianyou [Member]
Schedule of Other Related Party Transactions [Line Items]
Game sharing costs paid and payable to Zhuhai Qianyou		0	9	84
Xiaomi Technology [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues	[1]	875	0	0
Service Fees	[2]	13	38	0
Xiaomi Technology [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party		0	0	1
Millet Communication Technology Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues		0	0	1,701
Beijing Xiaomi Mobile Software Co., Ltd. [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues	[1]	1,815	4,254	2,245
Beijing Xiaomi Mobile Software Co., Ltd. [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[3]	0	0	5,803
Guangzhou Millet [Member] | Technology Service [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[3]	2,460	3,932	0
Guangzhou Millet [Member] | Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[4]	19	0	125
Shenzhen Xunyi [Member]
Schedule of Other Related Party Transactions [Line Items]
Revenues	[5],[6]	0	160	0
Shenzhen Xunyi [Member] | Advertising [Member]
Schedule of Other Related Party Transactions [Line Items]
Technology service revenue related party	[6]	0	493	0
Aiden & Jasmine Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[7]	17	54	54
Vantage Point Global Limited [Member]
Schedule of Other Related Party Transactions [Line Items]
Accrued to related party	[7]	$ 46	$ 146	$ 146

[1]	From July 2017 to July 2019, Onething entered into a contract with Beijing Xiaomi Mobile Software for the provision of bandwidth to Beijing Xiaomi Mobile Software at a price benchmarking against market price, based on actual usage. From August 2019, Onething entered into the contract with Xiaomi Technology for the provision of bandwidth to Xiaomi Technology at a price benchmarking against market price, based on actual usage.
[2]	Onething Cloud devices were available for sale on the online platform operated by Xiaomi Technology since August 2018. Xiaomi Technology was entitled to receive service fees based on a certain percentage of sales on the platform.
[3]	The Group is entitled to receive a mutually agreed sharing of net advertising revenue covering a period from mid-June 2017 to mid-June 2019, as compensation for technology solution services provided to Guangzhou Millet Mobile Software. The contract was extended for two years from mid-June 2019 to mid-June 2021 based on the same term.
[4]	From 2017, an advertising services contract was entered into with Guangzhou Millet at a price benchmarking against market price.
[5]
[6]	From 2018, a sales contract was entered into with Shenzhen Xunyi for provision of bandwidth and advertising services at a price benchmarking against market price, based on actual usage.
[7]	In 2014, the Group repurchased 3,860,733 common shares from Aiden & Jasmine Limited (Co founder’s company) for USD10,879,000 and 10,334,679 common shares from Vantage Point Global Limited for USD29,121,000. According to the repurchase contract, the Company was entitled to an amount (the “Withheld Price”) to withhold any taxes with respect to this repurchase as required under the applicable laws. If the Seller has not been specifically required by the applicable governmental or regulatory authority to pay any taxes as required under the applicable laws in connection with the repurchase, after the fifth anniversary of the Closing Date, the Company will pay to the Seller the Withheld Price with a simple interest thereon at the rate of five percent (5%) per annum (the “repayment price”) from the Closing Date. Therefore, the Withheld Price for Aiden & Jasmine Limited and Vantage Point Global Limited was USD 1,360,000 (including interest of USD 272,000) and USD 3,640,000 (including interest of USD 728,000) respectively. The interest accrued in 2019 was USD 17,000 and USD 46,000 for Aiden & Jasmine Limited and Vantage Point Global Limited respectively.